Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Detail)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 719,563,038
Qufenqi Inc. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	813,326
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	631,746,787
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	83,475,455
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	418,597
Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 3,108,873